Other Liabilities - Summary of Other Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other current liabilities:
Other payables	$ 2,839	$ 3,576
Deferred consideration	5,675
Contingent consideration	21,840	138
Total other current liabilities	30,354	3,714
Other liabilities:
Deferred consideration	4,595
Contingent consideration	6,532	2,164
Incentive securities		1,425
Total other liabilities	$ 11,127	$ 3,589